Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Disaggregation of Revenue

Revenue by solution and category is as follows:

	Year Ended December 31,
	2018	2017	2016
Cloud recurring services revenue	$415.7	$311.6	$219.6
Cloud professional services revenue	113.1	98.3	86.9
Total Cloud revenue	528.8	409.9	306.5
Bureau recurring services revenue	209.3	262.3	317.9
Bureau professional services revenue	2.6	4.0	5.7
Total Bureau revenue	211.9	266.3	323.6
Total revenue	$740.7	$676.2	$630.1

Summary of Revenue by Geographic Area

Revenue by country is as follows.  The country in which the revenue is recorded is determined by the legal entity with which the customer has contracted.

	Year Ended December 31,
	2018	2017	2016
United States	$513.8	$469.0	$437.3
Canada	224.0	205.2	191.0
Other	2.9	2.0	1.8
Total revenue	$740.7	$676.2	$630.1

Schedule of Changes in Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition. The changes in deferred revenue were as follows:

	December 31,
	2018	2017
Deferred revenue, beginning of period	$16.5	$11.8
New billings	259.1	208.8
Revenue recognized	(252.0)	(204.3)
Effect of exchange rate	(0.4)	0.2
Deferred revenue, end of period	$23.2	$16.5

Cloud Revenue [Member]
Summary of Disaggregation of Revenue	Cloud revenue by offering is as follows:
	Year Ended December 31,
	2018	2017	2016
Dayforce	$437.5	$325.5	$227.7
Powerpay	91.3	84.4	78.8
Total Cloud	$528.8	$409.9	$306.5